Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Result on disposal of businesses [Abstract]
Income	€ 15	€ 1	€ 1
Expense	5	4	2
Result on disposal of fixed assets [Abstract]
Income	96	4	44
Expense	1	1	1
Result on other remaining businesses [Abstract]
Gains on disposals of other remaining business	41	13	44
Losses on disposals of other remaining business	62	17	27
Impairment of goodwill	(9)	(1)
Other business income (expense)	76	(6)	60
Other business income	152	17	89
Other business expenses	€ 76	€ 23	€ 30